Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Bulkers Holdings Limited (“Costamare Bulkers”), a company organized under the laws of the Republic of the Marshall Islands on September 29, 2023, and its wholly-owned subsidiaries (collectively, the “Company”).

Costamare Inc. (“Costamare”), a publicly listed company on the New York Stock Exchange, subscribed on July 11, 2024 for and was issued 10,000 shares of the capital stock of Costamare Bulkers at a par value of $0.0001 per share, making Costamare the sole shareholder of the Company. On July 15, 2024, Costamare Bulkers subscribed for and was issued one share of the capital stock of Costamare Bulkers Ships Inc. (“CBSI”), a company organized under the laws of the Republic of the Marshall Islands, at a par value of $1 per share, making Costamare Bulkers the sole shareholder of CBSI.

On April 17, 2025, the Board of Directors of Costamare approved the spin-off of its dry bulk business into a standalone company, Costamare Bulkers, by way of a pro rata distribution of Costamare Bulkers shares to Costamare shareholders (the “Spin-Off”). In connection with the Spin-Off, Costamare undertook a series of transactions and entered into various agreements effecting the separation of its dry bulk business as provided in the Separation and Distribution Agreement, which governs the relationship between the Company and Costamare and allocates between the two companies various assets, liabilities and obligations. Costamare Bulkers had previously acquired the shares of 67 wholly-owned subsidiaries from Costamare. Among these, 38 subsidiaries owned dry bulk vessels, 17 had previously owned and sold or had entered into agreements to sell their dry bulk vessels, and 12 were designated for future dry bulk vessel acquisitions. Following the acquisition, Costamare Bulkers contributed all 67 subsidiaries to its wholly-owned subsidiary, CBSI. In connection with the Spin-off and in accordance with the Separation and Distribution Agreement, Costamare also contributed $100,000 in cash to Costamare Bulkers, prepaid $150,225 in bank loans associated with the Costamare Bulkers business, and settled or extinguished all intercompany balances between Costamare and the Company.

On May 6, 2025, Costamare completed the Spin-Off of Costamare Bulkers and distributed to Costamare shareholders of record on April 29, 2025, on a pro rata basis, one common share of Costamare Bulkers for every five Costamare common shares (24,022,218 Costamare Bulkers shares were distributed to the Costamare shareholders). On the same day, Costamare Bulkers acquired the shares of Costamare Bulkers Inc. (“CBI”) from Costamare and a minority shareholder. CBI, a dry bulk operating platform, charters-in and charters-out dry bulk vessels, enters into contracts of affreightment and forward freight agreements (“FFAs”) and may also utilize hedging solutions. The shares of Costamare Bulkers began “regular way” trading on the New York Stock Exchange on May 7, 2025. The Spin-Off was considered as a nonreciprocal transfer from Costamare to Costamare Bulkers and was accounted for at the carrying amounts of the net assets of the businesses transferred.

On September 26, 2025, the Company signed a Strategic Cooperation Agreement (the “Cooperation Agreement”) with Cargill International S.A. (“Cargill”). Pursuant to the Cooperation Agreement, the Company agreed to transfer to Cargill the majority of its operating platform trading book, including a majority of the third-party vessels chartered-in by CBI, cargo transportation commitments and derivative positions, held at the time the Cooperation Agreement was executed. The above-mentioned transfers were subject to the agreement of third parties, such as (among others) vessel owners from which CBI had chartered-in vessels, cargo owners with respect to cargo transportation commitments CBI had assumed and clearing members or exchanges through which derivative positions had been traded. Cargill also agreed to charter-in four additional Supramax vessels from the Costamare Bulkers’ owned fleet on a time charter basis for a period of four to six months. As of June 30, 2026, there were no outstanding transfers of chartered-in vessels, FFA positions or cargo transportation commitments remaining under the Cooperation Agreement.

As of June 30, 2026, the aggregate issued share capital of the Company was 24,483,018 common shares, of which 24,301,490 common shares were outstanding. Members of the Konstantakopoulos Family owned, directly or indirectly, approximately 66.4% of the outstanding common shares, in the aggregate as of that date. The Company owned a fleet of 30 dry bulk vessels (including one vessel agreed to be sold) with a total carrying capacity of approximately 2,665,394 of dead-weight tonnage (“DWT”), through wholly-owned subsidiaries, as of June 30, 2026. In addition, as of June 30, 2026, Costamare Bulkers had 67 wholly-owned subsidiaries incorporated in the Republic of Liberia and two incorporated in the Republic of the Marshall Islands.

Revenues for the six-month periods ended June 30, 2025 and 2026, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2025	2026
A(*)	30%	8%
Total	30%	8%

(*) Local Agency C - CBI charters-out vessels through Local Agency C in Singapore, which acts solely as agent, and further charters-out such vessels to other third-party charterers. All financial results passed back to CBI (Note 3(b)).

The reconciliation of the cash, cash equivalents and restricted cash at the end of the six-month periods ended June 30, 2025 and 2026 is presented in the table below:

	2025	2026
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$127,474	$229,931
Restricted cash – current portion	-	150
Restricted cash – non-current portion	3,600	4,700
Total cash, cash equivalents and restricted cash	$131,074	$234,781

The Company reports financial information and evaluates its operations and operating results by total charter revenues and profitability and not by the type of vessel, length of vessel employment, customer, type of charter or whether the vessel is owned or chartered-in. As a result, the Company’s management, including its Chief Executive Officer, who is the chief operating decision maker (“CODM”), assesses the Company’s performance based on consolidated net income, and thus, the Company has determined that it operates under one reportable segment, that of operating dry bulk vessels. The CODM manages the business on a consolidated basis and uses the net (loss)/income as reported on the consolidated statements of operations to allocate resources, make operating decisions and assess performance. The significant expense categories of our sole reportable segment are the voyage expenses, vessels’ operating expenses and charter-in hire expenses as reported on the consolidated statements of operations. Also, when the Company charters a vessel, the charterer is generally free to trade such vessel worldwide or within broad geographical limits and, therefore, the disclosure of geographical information is impracticable and the CODM does not assess performance by geographical areas.

U.S.‑Israeli strikes on Iran and Iran’s subsequent regional retaliation in early 2026 sharply destabilized the Middle East, creating the potential for significant disruptions across the shipping industry. As of the date of this report, the Company’s operations have not been materially affected by the conflict. The Company will continue to monitor and evaluate any potential direct or indirect negative effects of this situation on operations and the dry bulk markets and will provide further updates, including any changes to future estimates and assumptions, as warranted.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, filed with the SEC on March 30, 2026.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2026, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2026.